Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due To Related Parties
	As of December 31,
Name of related parties	2024	2025
	USD’000	USD’000
Mr. CHUN SUN WONG	586	309
Mr. ZHUO WANG	836	1,333
	1,422	1,642